Share-based payments - Movements in the number of share options (Details) £ in Thousands		6 Months Ended	12 Months Ended
	Mar. 15, 2022 GBP (£) Options	Jun. 30, 2022 GBP (£) Options	Dec. 31, 2021 Options	Dec. 31, 2020 Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, start of period		19,670	16,817
Granted during the period			3,147	16,817
Forfeited during the period			(294)
Outstanding, end of period			19,670	16,817
EMI share option scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, start of period		19,670	16,817
Granted during the period			3,147
Grant arising due to scheme modification	23,213,933	23,213,933
Forfeited during the period		(1,576,948)	(294)
Outstanding, end of period		21,656,655	19,670	16,817
Grant raised in modified scheme | £	£ 6,545	£ 6,545
MWC share option scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period			2,000,000